Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	Goodwill £m	Brands £m	Purchased credit card relationships £m	Customer- related intangibles £m	Acquired value of in-force business £m	Capitalised software enhancements £m	Total £m
Cost[1]:
At 1 January 2023	2,999	589	1,002	572	834	7,716	13,712
Exchange and other adjustments	–	–	–	–	–	–	–
Additions and acquisitions	143	2	–	180	–	1,494	1,819
Disposals and write-offs	–	–	–	(70)	–	(292)	(362)
At 31 December 2023	3,142	591	1,002	682	834	8,918	15,169
Exchange and other adjustments	–	–	–	3	–	(5)	(2)
Additions and acquisitions	–	–	–	–	–	1,259	1,259
Disposals and write-offs[2]	(50)	–	–	(423)	–	(216)	(689)
At 31 December 2024	3,092	591	1,002	262	834	9,956	15,737
Accumulated amortisation:
At 1 January 2023	344	204	692	541	660	3,656	6,097
Exchange and other adjustments	–	–	–	3	–	(3)	–
Charge for the year[3]	–	1	70	9	20	1,028	1,128
Disposals and write-offs	–	–	–	(70)	–	(292)	(362)
At 31 December 2023	344	205	762	483	680	4,389	6,863
Exchange and other adjustments	–	–	–	3	–	(12)	(9)
Charge for the year[3]	–	1	70	13	17	1,221	1,322
Disposals and write-offs	–	–	–	(422)	–	(205)	(627)
At 31 December 2024	344	206	832	77	697	5,393	7,549
Balance sheet amount at 31 December 2024	2,748	385	170	185	137	4,563	8,188
Balance sheet amount at 31 December 2023	2,798	386	240	199	154	4,529	8,306
1For acquisitions made prior to 1 January 2004, the date of transition to IFRS Accounting Standards, cost is included net of amounts amortised up to 31 December 2003.
2Disposals and write-offs includes goodwill of £50 million that has been classified as disposal group assets and presented within other assets in note 24. Further information on the disposal group is provided in note 24.
3The charge for the year is recognised in operating expenses (note 10).